Other revenue (Details) - EUR (€) € in Millions		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023	[2]	Dec. 31, 2022	[2]
Disclosure of information about major customers and credit risk [line items]
Other revenues		€ 3,205	€ 3,801	[1]	€ 2,910	[1]
Disclosure of other revenue [Table]

(€ million)	2024	2023(a)	2022(a)
VaxServe sales of non-Sanofi products	1,959	2,167	1,567
COVID-19 vaccine related revenues	—	509	257
Intragroup sales from continuing to discontinued operations (b)	163	188	208
Royalties	121	107	103
Other(c)	623	534	399
Total Biopharma Other revenues	2,866	3,505	2,534
Sales / Revenues from Opella products(d)	339	296	376
Total Other revenues	3,205	3,801	2,910
(a)Figures for comparative periods (2023 and 2022) have been re-presented on a consistent basis to reflect the classification of Opella as a discontinued
operation.
(b)Revenues generated by legal entities within the scope of continuing operations from the manufacture of Opella products on behalf of legal entities within the scope of discontinued operations.
(c)This line mainly includes revenues received under agreements for Sanofi to provide manufacturing services to third parties.
(d)Consumer Healthcare activities that will not be transferred on the effective date of loss of control of Opella. These are primarily (i) hospital sales of
Opella products in China, the transfer of which will be finalized no earlier than 2028 after a transitional period required to complete the transfer plan agreed with Sanofi in the context of public tendering arrangements ; (ii) sales made by the dedicated entity Opella Russie, the equity interests in which will be retained by Sanofi. Sanofi will continue to distribute Opella products in Russian territory under the distribution agreement signed in connection with the separation, the parties reserving the right to discuss the transfer of this retained interest during the distribution agreement term ; and (iii) sales of the Gold Bond product range, which are continuing in the United States through the retained subsidiary Gold Bond LLC (holder of the associated worldwide property rights).

Biopharma (operating segment)
Disclosure of information about major customers and credit risk [line items]
Other revenues		€ 2,866	3,505	[3]	2,534	[4],[5]
Royalty income		121	107		103
Revenue from COVID-19 vaccine		0	509		257
Revenue from intragroup sales from continuing to discontinued operations	[6]	163	188		208
Miscellaneous other revenue	[7]	623	534		399
Revenue from VaxServe sales of non-Sanofi products		1,959	2,167		1,567
Opella Business
Disclosure of information about major customers and credit risk [line items]
Other revenues	[8]	€ 339	€ 296		€ 376

[1]	Figures for comparative periods (2023 and 2022) have been re-presented on a consistent basis to reflect the classification of Opella as a discontinued operation
[2]	(a)Figures for comparative periods (2023 and 2022) have been re-presented on a consistent basis to reflect the classification of Opella as a discontinued operation.
[3]	Figures for the comparative period (2023) have been re-presented on a consistent basis to reflect the classification of Opella as a discontinued operation.
[4]	(a) Figures for the comparative period (2022) have been re-presented on a consistent basis to reflect the classification of Opella as a discontinued operation.
[5]	(b) 2022 business operating income has been recast from the amount previously reported to include the one-time income of €952 million from the Libtayo transaction (€706 million net of tax).
[6]	(b)Revenues generated by legal entities within the scope of continuing operations from the manufacture of Opella products on behalf of legal entities within the scope of discontinued operations.
[7]	(c)This line mainly includes revenues received under agreements for Sanofi to provide manufacturing services to third parties.
[8]	(d)Consumer Healthcare activities that will not be transferred on the effective date of loss of control of Opella. These are primarily (i) hospital sales of
Opella products in China, the transfer of which will be finalized no earlier than 2028 after a transitional period required to complete the transfer plan agreed with Sanofi in the context of public tendering arrangements ; (ii) sales made by the dedicated entity Opella Russie, the equity interests in which will be retained by Sanofi. Sanofi will continue to distribute Opella products in Russian territory under the distribution agreement signed in connection with the separation, the parties reserving the right to discuss the transfer of this retained interest during the distribution agreement term ; and (iii) sales of the Gold Bond product range, which are continuing in the United States through the retained subsidiary Gold Bond LLC (holder of the associated worldwide property rights).